Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 25, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Investment Trust

(File Nos. 333-179640 and 811-22670)

Ladies and Gentlemen:

On behalf of Legg Mason Investment Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 8 to the registration statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) relating to the Legg Mason Opportunity Trust, a series of the Trust (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of establishing Class IS shares of the Fund effective 60 days after filing.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger